Derivative and Financial Instruments - FX GainLoss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign currency transaction (gains) losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency transaction (gains) losses	$ (16)	$ (1)	$ (13)